Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5.00
Number of shares issued	407,360
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	646,870,166	645,889,396
Stock options issued, convertible shares			0
Common shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	7,009,590	6,446,110
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	79,320	652,730